Subsequent Events (Details Narrative) - USD ($)	Dec. 19, 2025	Oct. 08, 2025	Jun. 19, 2023	Sep. 30, 2025	Sep. 30, 2024	Mar. 28, 2024	Sep. 15, 2023	Aug. 14, 2023	Apr. 12, 2023	Mar. 20, 2023
Subsequent Event [Line Items]
Ordinary shares, shares issued				11,583,839	10,083,839	8,580
Ordinary shares, shares outstanding				11,583,839	10,083,839
Ordinary shares, par value				$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized				50,000,000	50,000,000
Common stock voting rights			Before and after the reorganization, ZGCL Cayman and ZGCL Macau were ultimately and effectively controlled by the same group of controlling shareholders, who collectively held more than 50% of the voting rights in these entities.
Common Stock [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued							75,259	9,950,000	49,999
Ordinary shares, shares outstanding										1
Ordinary shares, par value							$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized										50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercised shares		225,000
Share price		$ 4.00
Gross proceeds		$ 900,000
Ordinary shares, shares issued		11,808,839
Ordinary shares, shares outstanding		11,808,839
Ordinary shares, par value	$ 0.001	$ 0.001
Common stock voting rights	(i) all issued and authorized ordinary shares other than 6,367,680 ordinary shares held by Ng Wai Ian and affiliates were re designated as Class A ordinary shares carrying one (1) vote per share, and (ii) the 6,367,680 ordinary shares held by Ng Wai Ian and affiliates were re designated as Class B ordinary shares carrying fifty (50) votes per share. All remaining authorized but unissued ordinary shares were re designated, on a one for one basis, into 994,558,841 Class A ordinary shares and 13,632,320 Class B ordinary shares.
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued	5,441,159
Ordinary shares, shares outstanding	5,441,159
Ordinary shares, par value	$ 0.001
Ordinary shares, shares authorized	1,000,000,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued	6,367,680
Ordinary shares, shares outstanding	6,367,680
Ordinary shares, par value	$ 0.001
Ordinary shares, shares authorized	20,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized	50,000
Subsequent Event [Member] | Minimum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized	1,020,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized	50,000,000
Subsequent Event [Member] | Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized	1,020,000,000